Average Annual Total Returns - FidelityStockSelectorAllCapFund-RetailPRO - FidelityStockSelectorAllCapFund-RetailPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2022
Fidelity Stock Selector All Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	23.13%
Past 5 years	18.41%
Past 10 years	16.18%
Fidelity Stock Selector All Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.88%
Past 5 years	17.20%
Past 10 years	14.88%
Fidelity Stock Selector All Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.86%
Past 5 years	14.57%
Past 10 years	13.18%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
WA006
Average Annual Return:
Past 1 year	25.66%
Past 5 years	17.92%
Past 10 years	16.24%